SHARE BASED COMPENSATION - Stock Option Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted-average grant date fair value of options granted (in dollars per share)	$ 6.75	$ 1.09	$ 0.02
Aggregate intrinsic value of options exercised	$ 19.2	$ 0.3	$ 0.1
Fair value of vested options	36.0	$ 0.6	$ 0.2
Unrecognized compensation expense related to unvested share options	$ 194.1
Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expiration period	10 years
Vesting period	4 years
Unrecognized compensation expense, period of recognition	2 years 6 months
Tranche One | Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	12 months
Vesting percentage	25.00%
Tranche Two | Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period	3 years